Fees Summary	Jun. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,155,509,017
Previously Paid Amount	0
Total Fee Amount	176,909
Total Offset Amount	0
Net Fee	$ 176,909